Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors	12 Months Ended
Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors
Note 24.	Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors

The $500.0 million aggregate principal amount of 3.0% Senior Notes due 2024 (the “2024 Notes”), the $600.0 million aggregate principal amount of 3.75% Senior Notes due 2025 (the “2025 Notes”), the $750.0 million aggregate principal amount of 4.65% Senior Notes due 2026 (the “2026 Notes”), the $500.0 million aggregate principal amount of 3.375% Senior Notes due 2027 (the “2027 Notes”), the $600.0 million aggregate principal amount of 4.0% Senior Notes due 2028 (the “2028 Notes”) and the $750.0 million aggregate principal amount of 4.9% Senior Notes due 2029 (the “2029 Notes” and, together with the 2024 Notes, the 2025 Notes, the 2026 Notes, the 2027 Notes and the 2028 Notes, the “Notes”) were issued by WRKCo Inc., formerly known as WestRock Company (“WRKCo” or the “Issuer”). Upon issuance, the 2024 Notes, the 2025 Notes, the 2027 Notes and the 2028 Notes were fully and unconditionally guaranteed by WestRock RKT, LLC and WestRock MWV, LLC (together, the “Subsidiary Guarantors”). The Subsidiary Guarantors are wholly owned subsidiaries of the Issuer. Whiskey Holdco, Inc. was formed on January 25, 2018, in connection with the KapStone Acquisition and, from the time of its formation and until the consummation of the KapStone Acquisition, was a wholly owned subsidiary of WRKCo. On November 2, 2018, in connection with the consummation of the KapStone Acquisition, Whiskey Holdco, Inc. changed its name to WestRock Company (“WestRock Company”), became the direct parent of the Issuer and fully and unconditionally guaranteed the 2024 Notes, the 2025 Notes, the 2027 Notes and the 2028 Notes. The 2026 Notes and the 2029 Notes were issued by the Issuer subsequent to the consummation of the KapStone Acquisition and were fully and unconditionally guaranteed at the time of issuance by WestRock Company and the Subsidiary Guarantors. Accordingly, subsequent to the consummation of the KapStone Acquisition, each series of the Notes is fully and unconditionally guaranteed on a joint and several basis by WestRock Company and the Subsidiary Guarantors.

In accordance with Rule 3-10 of Regulation S-X, the following tables present condensed consolidating financial data of WRKCo, as the parent and issuer, the Subsidiary Guarantors, the non-guarantor subsidiaries of WRKCo and eliminations. Such financial data include Condensed Consolidating Balance Sheet data as of September 30, 2018 and 2017 and the related Condensed Consolidating Statement of Operations and Cash Flow data for each of the three years in the period ended September 30, 2018. No separate column is shown for WestRock Company (formerly known as Whiskey Holdco, Inc.) as all information relates to dates or fiscal periods prior to the consummation of the KapStone Acquisition and no financial statements covering any period during which the KapStone Acquisition had occurred have been filed. Prior to November 2, 2018, and during all periods presented, WestRock Company did not conduct any activities other than those incidental to its formation or those relating to the consummation of the KapStone Acquisition, including being party to the Delayed Draw Credit Agreement. As a wholly-owned subsidiary of WRKCo during all periods presented, WestRock Company’s limited activities prior to the KapStone Acquisition are reflected in the financial statements of the non-guarantor subsidiaries of WRKCo for the fiscal year ended September 30, 2018. Beginning with WestRock Company’s Quarterly Report on Form 10-Q for the quarter ended December 31, 2018, the condensed consolidating financial statement data will include a separate column for WestRock Company and other corresponding changes.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$2,587.9	$14,530.5	$(833.3)	$16,285.1
Cost of goods sold	—	1,999.3	11,725.2	(833.3)	12,891.2
Selling, general and administrative, excluding intangible amortization	1.5	101.1	1,390.7	—	1,493.3
Selling, general and administrative intangible amortization	—	104.2	192.4	—	296.6
Multiemployer pension withdrawals	6.5	12.5	165.2	—	184.2
Land and Development impairments	—	—	31.9	—	31.9
Restructuring and other costs	8.7	5.6	91.1	—	105.4
Operating (loss) profit	(16.7)	365.2	934.0	—	1,282.5
Interest expense, net	(76.9)	(173.5)	(43.4)	—	(293.8)
Intercompany interest income (expense), net	28.1	(87.6)	59.5	—	—
(Loss) gain on extinguishment of debt	(1.4)	1.9	(0.6)	—	(0.1)
Other income (expense), net	0.7	(22.5)	34.5	—	12.7
Equity in income of unconsolidated entities	—	7.5	26.0	—	33.5
Equity in income of consolidated entities	1,952.4	1,674.9	—	(3,627.3)	—
Income before income taxes	1,886.2	1,765.9	1,010.0	(3,627.3)	1,034.8
Income tax benefit	19.9	131.5	723.1	—	874.5
Consolidated net income	1,906.1	1,897.4	1,733.1	(3,627.3)	1,909.3
Less: Net income attributable to noncontrolling interests	—	—	(3.2)	—	(3.2)
Net income attributable to common stockholders	$1,906.1	$1,897.4	$1,729.9	$(3,627.3)	$1,906.1
Comprehensive income attributable to common stockholders	$1,668.1	$1,682.4	$1,489.3	$(3,171.7)	$1,668.1

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$2,448.6	$13,167.3	$(756.2)	$14,859.7
Cost of goods sold	—	2,252.0	10,623.7	(756.2)	12,119.5
Selling, general and administrative, excluding intangible amortization	0.8	124.2	1,274.6	—	1,399.6
Selling, general and administrative intangible amortization	—	104.2	125.4	—	229.6
Pension lump sum settlement	—	—	32.6	—	32.6
Land and Development impairments	—	—	46.7	—	46.7
Restructuring and other costs	1.3	26.0	169.4	—	196.7
Operating (loss) profit	(2.1)	(57.8)	894.9	—	835.0
Interest expense, net	(40.1)	(172.5)	(9.9)	—	(222.5)
Intercompany interest income (expense), net	18.5	(53.1)	34.6	—	—
(Loss) gain on extinguishment of debt	(0.9)	3.1	(0.4)	—	1.8
Other (expense) income, net	(1.0)	(30.2)	42.7	—	11.5
Equity in income of unconsolidated entities	—	12.7	26.3	—	39.0
Equity in income of consolidated entities	724.2	914.6	—	(1,638.8)	—
Gain on sale of HH&B	—	—	192.8	—	192.8
Income before income taxes	698.6	616.8	1,181.0	(1,638.8)	857.6
Income tax benefit (expense)	9.6	120.5	(289.1)	—	(159.0)
Consolidated net income	708.2	737.3	891.9	(1,638.8)	698.6
Net loss attributable to noncontrolling interests	—	—	9.6	—	9.6
Net income attributable to common stockholders	$708.2	$737.3	$901.5	$(1,638.8)	$708.2
Comprehensive income attributable to common stockholders	$877.3	$879.7	$1,072.3	$(1,952.0)	$877.3

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$2,548.5	$12,409.9	$(786.6)	$14,171.8
Cost of goods sold	—	2,435.9	9,763.9	(786.6)	11,413.2
Selling, general and administrative, excluding intangible amortization	0.2	111.5	1,267.7	—	1,379.4
Selling, general and administrative intangible amortization	—	104.2	107.6	—	211.8
Pension risk transfer expense	—	—	370.7	—	370.7
Restructuring and other costs	—	76.1	290.3	—	366.4
Operating (loss) profit	(0.2)	(179.2)	609.7	—	430.3
Interest expense, net	(30.3)	(172.2)	(10.0)	—	(212.5)
Intercompany interest income (expense), net	33.0	(29.6)	(3.4)	—	—
Gain on extinguishment of debt	—	2.7	—	—	2.7
Other income, net	—	8.1	6.3	—	14.4
Equity in (loss) income of unconsolidated entities	—	(6.0)	15.7	—	9.7
Equity in (loss) income of consolidated entities	(398.1)	304.7	—	93.4	—
(Loss) income from continuing operations before income taxes	(395.6)	(71.5)	618.3	93.4	244.6
Income tax (expense) benefit	(0.7)	167.3	(256.4)	—	(89.8)
(Loss) income from continuing operations	(396.3)	95.8	361.9	93.4	154.8
Loss from discontinued operations	—	(491.9)	(52.8)	—	(544.7)
Consolidated net (loss) income	(396.3)	(396.1)	309.1	93.4	(389.9)
Less: Net income attributable to noncontrolling interests	—	(2.0)	(4.4)	—	(6.4)
Net (loss) income attributable to common stockholders	$(396.3)	$(398.1)	$304.7	$93.4	$(396.3)
Comprehensive (loss) income attributable to common stockholders	$(250.4)	$(242.6)	$458.9	$(216.3)	$(250.4)

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$0.2	$490.8	$145.8	$—	$636.8
Accounts receivable, net	0.1	196.5	1,840.2	(26.1)	2,010.7
Inventories	—	233.4	1,596.2	—	1,829.6
Other current assets	0.4	17.2	230.9	—	248.5
Assets held for sale	—	—	59.5	—	59.5
Intercompany receivables	27.7	285.9	771.8	(1,085.4)	—
Total current assets	28.4	1,223.8	4,644.4	(1,111.5)	4,785.1
Property, plant and equipment, net	—	21.3	9,061.2	—	9,082.5
Goodwill	—	1,151.3	4,426.3	—	5,577.6
Intangibles, net	—	1,589.4	1,532.6	—	3,122.0
Restricted assets held by special purpose entities	—	—	1,281.0	—	1,281.0
Prepaid pension asset	—	—	420.0	—	420.0
Intercompany notes receivable	884.2	33.1	2,865.4	(3,782.7)	—
Investments in consolidated subsidiaries	13,164.9	15,529.1	—	(28,694.0)	—
Other assets	12.4	172.8	914.2	(7.1)	1,092.3
Total Assets	$14,089.9	$19,720.8	$25,145.1	$(33,595.3)	$25,360.5

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$—	$609.5	$131.2	$—	$740.7
Accounts payable	0.8	40.3	1,701.8	(26.1)	1,716.8
Accrued compensation and benefits	0.2	10.7	388.4	—	399.3
Other current liabilities	3.2	77.7	395.6	—	476.5
Intercompany payables	420.8	664.6	—	(1,085.4)	—
Total current liabilities	425.0	1,402.8	2,617.0	(1,111.5)	3,333.3
Long-term debt due after one year	2,179.4	2,460.1	1,035.0	—	5,674.5
Intercompany notes payable	—	2,865.4	917.3	(3,782.7)	—
Pension liabilities, net of current portion	—	135.9	125.4	—	261.3
Postretirement benefit liabilities, net of current portion	—	28.1	106.7	—	134.8
Non-recourse liabilities held by special purpose entities	—	—	1,153.7	—	1,153.7
Deferred income taxes	—	291.0	2,037.6	(7.1)	2,321.5
Other long-term liabilities	16.1	106.2	872.5	—	994.8
Redeemable noncontrolling interests	—	—	4.2	—	4.2
Total stockholders’ equity	11,469.4	12,431.3	16,262.7	(28,694.0)	11,469.4
Noncontrolling interests	—	—	13.0	—	13.0
Total equity	11,469.4	12,431.3	16,275.7	(28,694.0)	11,482.4
Total Liabilities and Equity	$14,089.9	$19,720.8	$25,145.1	$(33,595.3)	$25,360.5

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$—	$37.6	$260.5	$—	$298.1
Restricted cash	—	5.7	0.2	—	5.9
Accounts receivable, net	0.1	155.8	1,735.5	(4.6)	1,886.8
Inventories	—	243.6	1,553.7	—	1,797.3
Other current assets	1.5	27.2	300.5	—	329.2
Assets held for sale	—	—	173.6	—	173.6
Intercompany receivables	61.4	92.6	1,180.0	(1,334.0)	—
Total current assets	63.0	562.5	5,204.0	(1,338.6)	4,490.9
Property, plant and equipment, net	—	23.2	9,095.1	—	9,118.3
Goodwill	—	1,151.3	4,377.0	—	5,528.3
Intangibles, net	—	1,693.6	1,635.7	—	3,329.3
Restricted assets held by special purpose entities	—	—	1,287.4	—	1,287.4
Prepaid pension asset	—	—	368.0	—	368.0
Intercompany notes receivable	884.1	36.2	2,556.3	(3,476.6)	—
Investments in consolidated subsidiaries	12,049.3	14,892.5	—	(26,941.8)	—
Other assets	6.6	165.4	794.8	—	966.8
Total Assets	$13,003.0	$18,524.7	$25,318.3	$(31,757.0)	$25,089.0

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$106.7	$8.7	$493.3	$—	$608.7
Accounts payable	1.3	59.3	1,436.1	(4.6)	1,492.1
Accrued compensation and benefits	0.1	11.1	405.5	—	416.7
Other current liabilities	3.9	84.0	404.4	—	492.3
Intercompany payables	451.0	604.1	278.9	(1,334.0)	—
Total current liabilities	563.0	767.2	3,018.2	(1,338.6)	3,009.8
Long-term debt due after one year	2,013.4	3,121.0	811.7	—	5,946.1
Intercompany notes payable	69.0	2,487.3	920.3	(3,476.6)	—
Pension liabilities, net of current portion	—	143.1	136.3	—	279.4
Postretirement benefit liabilities, net of current portion	—	30.8	122.6	—	153.4
Non-recourse liabilities held by special purpose entities	—	—	1,161.9	—	1,161.9
Deferred income taxes	6.6	520.9	2,882.7	—	3,410.2
Other long-term liabilities	8.5	85.3	643.6	—	737.4
Redeemable noncontrolling interests	—	—	4.7	—	4.7
Total stockholders’ equity	10,342.5	11,369.1	15,572.7	(26,941.8)	10,342.5
Noncontrolling interests	—	—	43.6	—	43.6
Total equity	10,342.5	11,369.1	15,616.3	(26,941.8)	10,386.1
Total Liabilities and Equity	$13,003.0	$18,524.7	$25,318.3	$(31,757.0)	$25,089.0

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$31.4	$214.7	$2,489.1	$(314.3)	$2,420.9
Investing activities:
Capital expenditures	—	(1.2)	(998.7)	—	(999.9)
Cash paid for purchase of businesses, net of cash acquired	—	—	(239.9)	—	(239.9)
Investment in unconsolidated entities	—	—	(114.3)	—	(114.3)
Proceeds from sale of property, plant and equipment	—	—	23.3	—	23.3
Intercompany notes issued	—	(1.4)	(375.9)	377.3	—
Intercompany notes proceeds	—	4.5	83.0	(87.5)	—
Intercompany capital investment	(757.3)	(300.8)	—	1,058.1	—
Intercompany return of capital	1,356.3	821.0	—	(2,177.3)	—
Other	—	4.3	27.6	—	31.9
Net cash provided by (used for) investing activities	599.0	526.4	(1,594.9)	(829.4)	(1,298.9)
Financing activities:
Proceeds from issuance of notes	1,197.3	—	—	—	1,197.3
Repayments to revolving credit facilities	(106.7)	—	(8.8)	—	(115.5)
Additions to debt	2.7	—	852.5	—	855.2
Repayments of debt	(1,025.1)	(21.7)	(986.1)	—	(2,032.9)
Other financing repayments	—	(8.7)	(15.5)	—	(24.2)
Issuances of common stock, net of related minimum tax withholdings	26.6	—	—	—	26.6
Purchases of common stock	(195.1)	—	—	—	(195.1)
Cash dividends paid to stockholders	(440.9)	—	—	—	(440.9)
Cash distributions paid to noncontrolling interests	—	—	(33.3)	—	(33.3)
Intercompany notes borrowing	—	375.9	1.4	(377.3)	—
Intercompany notes payments	(69.0)	(14.0)	(4.5)	87.5	—
Intercompany capital receipt	—	736.9	321.2	(1,058.1)	—
Intercompany capital distribution	—	(1,356.3)	(821.0)	2,177.3	—
Intercompany dividends	—	—	(314.3)	314.3	—
Other	(20.0)	—	27.7	—	7.7
Net cash used for financing activities	(630.2)	(287.9)	(980.7)	1,143.7	(755.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	(28.2)	—	(28.2)
Increase (decrease) in cash and cash equivalents	0.2	453.2	(114.7)	—	338.7
Cash and cash equivalents at beginning of period	—	37.6	260.5	—	298.1
Cash and cash equivalents at end of period	$0.2	$490.8	$145.8	$—	$636.8

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

The Condensed Consolidating Statements of Cash Flows for the year ended September 30, 2018, do not include non-cash transactions between WRKCo, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. From time to time, we may enter into non-cash transactions for simplicity of execution of intercompany transactions, which may include intercompany non-cash capitalizations, intercompany non-cash returns of capital, intercompany debt-to-equity conversions or other transactions of a similar nature. The table below summarizes these non-cash transactions.

	Year Ended September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$(16.2)	$16.2	$—
Intercompany capital investment	$—	$(34.5)	$—	$34.5	$—
Intercompany return of capital	$—	$27.7	$—	$(27.7)	$—

Financing activities:
Intercompany notes borrowing	$—	$16.2	$—	$(16.2)	$—
Intercompany capital receipt	$—	$—	$34.5	$(34.5)	$—
Intercompany capital distribution	$—	$—	$(27.7)	$27.7	$—

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$389.6	$1,322.8	$538.0	$(349.9)	$1,900.5
Investing activities:
Capital expenditures	—	(1.4)	(777.2)	—	(778.6)
Cash paid for purchase of businesses, net of cash acquired	(61.0)	(118.1)	(1,409.4)	—	(1,588.5)
Investment in unconsolidated entities	—	—	(2.5)	—	(2.5)
Proceeds from sale of HH&B	—	—	1,005.9	—	1,005.9
Proceeds from sale of property, plant and equipment	—	0.2	52.4	—	52.6
Intercompany notes issued	(734.1)	—	(592.3)	1,326.4	—
Intercompany notes proceeds	5.0	2.4	523.3	(530.7)	—
Intercompany capital investment	(323.5)	(715.5)	—	1,039.0	—
Intercompany return of capital	611.7	172.8	—	(784.5)	—
Other	—	5.9	19.4	—	25.3
Net cash used for investing activities	(501.9)	(653.7)	(1,180.4)	1,050.2	(1,285.8)
Financing activities:
Proceeds from issuance of notes	998.4	—	—	—	998.4
Additions to revolving credit facilities	421.8	—	—	—	421.8
Additions to debt	742.6	—	—	—	742.6
Repayments of debt	(1,657.1)	(206.6)	(468.2)	—	(2,331.9)
Other financing (repayments) additions	—	(26.9)	50.8	—	23.9
Issuances of common stock, net of related minimum tax withholdings	35.8	—	—	—	35.8
Purchases of common stock	(93.0)	—	—	—	(93.0)
Cash dividends paid to stockholders	(403.2)	—	—	—	(403.2)
Cash distributions paid to noncontrolling interests	—	—	(47.0)	—	(47.0)
Intercompany notes borrowing	72.5	519.8	734.1	(1,326.4)	—
Intercompany notes payments	(3.5)	(519.8)	(7.4)	530.7	—
Intercompany capital receipt	—	323.5	715.5	(1,039.0)	—
Intercompany capital distribution	—	(611.7)	(172.8)	784.5	—
Intercompany dividends	—	(144.1)	(205.8)	349.9	—
Other	(3.2)	—	0.4	—	(2.8)
Net cash provided by (used for) financing activities	111.1	(665.8)	599.6	(700.3)	(655.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.1)	—	(2.1)
(Decrease) increase in cash and cash equivalents	(1.2)	3.3	(44.9)	—	(42.8)
Cash and cash equivalents at beginning of period	1.2	34.3	305.4	—	340.9
Cash and cash equivalents at end of period	$—	$37.6	$260.5	$—	$298.1

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

The Condensed Consolidating Statements of Cash Flows for the year ended September 30, 2017, do not include non-cash transactions between WRKCo, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. From time to time, we may enter into non-cash transactions for simplicity of execution of intercompany transactions, which may include intercompany non-cash capitalizations, intercompany non-cash returns of capital, intercompany debt-to-equity conversions or other transactions of a similar nature. The table below summarizes these non-cash transactions.

	Year Ended September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$(1,604.9)	$1,604.9	$—
Intercompany notes proceeds	$1,604.9	$—	$—	$(1,604.9)	$—
Intercompany capital investment	$(2,077.0)	$(2,392.5)	$—	$4,469.5	$—
Intercompany return of capital	$472.0	$1,383.4	$—	$(1,855.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$1,604.9	$—	$(1,604.9)	$—
Intercompany notes payments	$—	$(1,604.9)	$—	$1,604.9	$—
Intercompany capital receipt	$—	$1,604.9	$2,864.6	$(4,469.5)	$—
Intercompany capital distribution	$—	$(472.0)	$(1,383.4)	$1,855.4	$—

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash (used for) provided by operating activities	$(588.0)	$(1,908.7)	$5,627.2	$(1,442.1)	$1,688.4
Investing activities:
Capital expenditures	—	—	(796.7)	—	(796.7)
Cash paid for purchase of businesses, net of cash acquired	—	(278.8)	(97.6)	—	(376.4)
Debt purchased in connection with an acquisition	—	(36.5)	—	—	(36.5)
Investment in unconsolidated entities	—	—	(179.9)	—	(179.9)
Proceeds from sale of property, plant and equipment	—	0.3	30.9	—	31.2
Intercompany notes issued	(154.9)	(143.0)	(625.8)	923.7	—
Intercompany notes proceeds	—	144.6	90.8	(235.4)	—
Intercompany capital investment	(772.7)	(138.9)	—	911.6	—
Intercompany return of capital	1,450.9	2,859.7	—	(4,310.6)	—
Other	—	(3.2)	10.1	—	6.9
Net cash provided by (used for) investing activities	523.3	2,404.2	(1,568.2)	(2,710.7)	(1,351.4)
Financing activities:
Additions to revolving credit facilities	125.5	—	—	—	125.5
Additions to debt	1,511.8	—	—	—	1,511.8
Repayments of debt	(863.6)	(16.1)	(193.6)	—	(1,073.3)
Other financing additions	—	35.7	17.6	—	53.3
Specialty Chemicals spin-off of net cash and trust funding	—	—	(105.0)	—	(105.0)
Issuances of common stock, net of related minimum tax withholdings	11.8	—	—	—	11.8
Purchases of common stock	(335.3)	—	—	—	(335.3)
Cash dividends paid to stockholders	(380.7)	—	—	—	(380.7)
Cash distributions paid to noncontrolling interests	—	—	(33.5)	—	(33.5)
Intercompany notes borrowing	26.0	599.8	297.9	(923.7)	—
Intercompany notes payments	(26.0)	(64.8)	(144.6)	235.4	—
Intercompany capital receipt	—	772.7	138.9	(911.6)	—
Intercompany capital distribution	—	(1,450.9)	(2,859.7)	4,310.6	—
Intercompany dividends	—	(367.1)	(1,075.0)	1,442.1	—
Other	(3.6)	—	(2.0)	—	(5.6)
Net cash provided by (used for) financing activities	65.9	(490.7)	(3,959.0)	4,152.8	(231.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	6.6	—	6.6
Increase in cash and cash equivalents	1.2	4.8	106.6	—	112.6
Cash and cash equivalents at beginning of period (2)	—	29.5	198.8	—	228.3
Cash and cash equivalents at end of period	$1.2	$34.3	$305.4	$—	$340.9

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
(2)	The Non-Guarantor Subsidiaries column includes $20.5 million from discontinued operations.

The Condensed Consolidating Statements of Cash Flows for the year ended September 30, 2016, do not include non-cash transactions between WRKCo, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. From time to time, we may enter into non-cash transactions for simplicity of execution of intercompany transactions, which may include intercompany non-cash capitalizations, intercompany non-cash returns of capital, intercompany debt-to-equity conversions or other transactions of a similar nature. The table below summarizes these non-cash transactions.

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$(28.2)	$—	$28.2	$—
Intercompany capital investment	$—	$(2,807.7)	$(6.5)	$2,814.2	$—
Intercompany return of capital	$393.7	$5,487.7	$—	$(5,881.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$28.2	$(28.2)	$—
Intercompany capital receipt	$—	$—	$2,807.7	$(2,807.7)	$—
Intercompany capital distribution	$—	$(393.7)	$(5,481.2)	$5,874.9	$—

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.